Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Additional information related to operating leases
The following table summarizes the balances related to the Company's total lease expense and provides supplemental other information related to operating leases for the year ended December 31, 2023 and 2022 (in thousands of U.S. dollars):

	2023		2022
Operating lease costs	$13,478		$12,437
Variable lease costs	1,660		1,292
Sublease income	(140)		—
Total lease costs	$14,998		$13,729

Other information:
Operating lease right-of-use assets (1)	$68,400		$71,174
Operating lease liabilities (2)	$78,881		$79,925
Operating lease right-of-use assets obtained in exchange for lease obligations, non-cash	$6,517		$4,016
Operating cash outflows from operating leases	$13,834		$13,545
Weighted-average remaining lease term on operating leases (3)	7.4	Yrs	7.8	Yrs
Weighted-average discount rate on operating leases (4)	2.5%		2.3%

(1)Included in Other assets in the Consolidated Balance Sheets
(2)Included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets
(3)Weighted-average remaining lease term is calculated on the basis of the remaining lease term and the lease liability balance for each lease as of the reporting date
(4)Weighted-average discount rate is calculated on the basis of the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date and the remaining balance of the lease payments for each lease as of the reporting date

Contractual maturities of operating lease liabilities
The following table shows the contractual maturities of the Company's operating lease liabilities at December 31, 2023 (in thousands of U.S. dollars):

Year	Expected cash flows
2024	$14,806
2025	14,364
2026	14,203
2027	13,025
2028	8,796
2029 to 2038	20,499
Discount	(6,812)
Total discounted operating lease liabilities	$78,881